Condensed Consolidated Statements of Changes in Partners' Capital (Unaudited) - USD ($) $ in Thousands	Total	General Partner	Common Unitholders	Note Receivable	Total Navios Partners' Capital	Noncontrolling interest
Balance at Dec. 31, 2016	$ 680,209	$ 3,128	$ 677,081		$ 680,209
Balance, Units at Dec. 31, 2016		1,700,493	83,323,911
Formation of Navios Containers	17,323					$ 17,323
Issuance of restricted common units (see Note 9), value	933		$ 933		933
Issuance of restricted common units (see Note 9), units			2,040,000
Proceeds from public offering and issuance of common units, net of offering costs (see Note 9), value	98,175		$ 98,175		98,175
Proceeds from public offering and issuance of common units, net of offering costs (see Note 9), units			48,995,442
Net proceeds from issuance of general partner units (see Note 9), value	2,626	$ 2,626			2,626
Net proceeds from issuance of general partner units (see Note 9), units		1,308,415
Issuance of common units for transfer of Navios Europe I Loans (see Notes 9 & 13), value	(561)		$ 28,862	$ (29,423)	(561)
Issuance of common units for transfer of Navios Europe I Loans (see Notes 9 & 13), units			13,076,923
Net (loss)/ income	(1,208)	$ (31)	$ (1,532)		(1,563)	355
Balance at Jun. 30, 2017	797,497	$ 5,723	$ 803,519	(29,423)	779,819	17,678
Balance, Units at Jun. 30, 2017		3,008,908	147,436,276
Balance at Dec. 31, 2017	767,710	$ 5,464	$ 791,669	(29,423)	767,710
Balance, Units at Dec. 31, 2017		3,016,284	147,797,720
Cash distribution paid (see Note 16)	(3,420)	$ (68)	$ (3,352)		(3,420)
Proceeds from public offering and issuance of common units, net of offering costs (see Note 9), value	33,374		$ 33,374		33,374
Proceeds from public offering and issuance of common units, net of offering costs (see Note 9), units			18,422,000
Net proceeds from issuance of general partner units (see Note 9), value	714	$ 714			714
Net proceeds from issuance of general partner units (see Note 9), units		375,959
Issuance of restricted common units (see Note 9), value	1,299	$ 64	$ 1,235		1,299
Issuance of restricted common units (see Note 9), units		27,960	1,370,044
Net (loss)/ income	(24,055)	$ (481)	$ (23,574)		(24,055)
Balance at Jun. 30, 2018	$ 775,622	$ 5,693	$ 799,352	$ (29,423)	$ 775,622	$ 0
Balance, Units at Jun. 30, 2018		3,420,203	167,589,764